Commitment and Contingencies (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Long-term Purchase Commitment [Line Items]
2021	$ 7,416
2022	1,234
2023	1,200
Thereafter	0
Total future minimum payments	9,850
Amazon Web Services
Long-term Purchase Commitment [Line Items]
Total future minimum payments	3,600
Distribution Center
Long-term Purchase Commitment [Line Items]
Total future minimum payments	$ 5,600